Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Jun. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental U.S. Broad Market Index ETF

Schwab Fundamental U.S. Large Company Index ETF

Schwab Fundamental U.S. Small Company Index ETF

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

1.	Schwab Fundamental U.S. Broad Market Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third and fourth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the constituent companies by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

2.	Schwab Fundamental U.S. Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index. The index is comprised of the largest U.S. companies by fundamental size.

3.	Schwab Fundamental U.S. Small Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index. The index is comprised of the smallest U.S. companies by fundamental size.

4.	Schwab Fundamental International Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index. The index is comprised of the largest developed ex U.S. companies by fundamental size.

5.	Schwab Fundamental International Small Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index. The index is comprised of the smallest developed ex U.S. companies by fundamental size.

6.	Schwab Fundamental Emerging Markets Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent index. The index is comprised of the largest emerging markets companies by fundamental size.

Schwab Fundamental U.S. Broad Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental U.S. Broad Market Index ETF

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

1.	Schwab Fundamental U.S. Broad Market Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third and fourth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the constituent companies by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

Schwab Fundamental U.S. Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental U.S. Large Company Index ETF

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

2.	Schwab Fundamental U.S. Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index. The index is comprised of the largest U.S. companies by fundamental size.

Schwab Fundamental U.S. Small Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental U.S. Small Company Index ETF

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

3.	Schwab Fundamental U.S. Small Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index. The index is comprised of the smallest U.S. companies by fundamental size.

Schwab Fundamental International Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental International Large Company Index ETF

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

4.	Schwab Fundamental International Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index. The index is comprised of the largest developed ex U.S. companies by fundamental size.

Schwab Fundamental International Small Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental International Small Company Index ETF

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

5.	Schwab Fundamental International Small Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index. The index is comprised of the smallest developed ex U.S. companies by fundamental size.

Schwab Fundamental Emerging Markets Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental Emerging Markets Large Company Index ETF

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

6.	Schwab Fundamental Emerging Markets Large Company Index ETF

a.    Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The third, fourth and fifth sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent index. The index is comprised of the largest emerging markets companies by fundamental size.